Leases - Schedule of operating leases recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Interest on lease liabilities	$ (2,378)	$ (3,287)	$ (4,811)
Depreciation charge for the year	(47,387)	(31,702)
Low-value leases	$ (171)	$ (228)